Other current receivables (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other current receivables [abstract]
Other current receivable	SFr 45	SFr 124
Swiss VAT	259	249
Withholding tax	318	19
Total other current receivables	SFr 622	SFr 392
Top of Range [Member]
Other current receivables [abstract]
Maturity period, other current receivables	3 months